Credit Quality of Financial Assets and the Allowance for Credit Losses	9 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit Losses
7.	Credit Quality of Financial Assets and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.
Allowance for credit losses
Credit quality of financial assets

•	Credit quality indicators

•	Past-due financing receivables

•	Non-accrual
Information about troubled debt restructurings
A portfolio segment is
defined
as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2022, and for the nine and three months ended December 31, 2021 and 2022:

	Nine months ended December 31, 2021
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,922	¥104	¥0	¥(110)	¥18	¥(1)	¥5,933	¥5,409	¥524
Overseas	470	(26)	0	0	3	(3)	444	444	0
Card loans
Japan	12,984	61	0	(702)	3	1	12,347	11,657	690
Other
Japan	8,359	3,972	0	(3,276)	5	1	9,061	6,394	2,667
Overseas	1,275	200	0	(528)	0	72	1,019	883	136
Installment loans to corporate borrowers:
Non-recourse loans
Japan	32	24	0	0	0	(1)	55	55	0
The Americas	3,450	(937)	0	0	0	104	2,617	2,376	241
Real estate companies
Japan	901	62	0	(3)	22	(1)	981	737	244
Overseas	1,539	(554)	0	0	1	31	1,017	1,017	0
Commercial, industrial companies
Japan	1,938	(112)	0	(169)	44	1	1,702	544	1,158
Overseas	18,763	2,882	0	(1,948)	146	691	20,534	13,782	6,752
Purchased loans *1	1,835	(221)	1,869	(1,950)	110	7	1,650	629	1,021
Net investment in leases:	16,522	901	0	(1,623)	13	380	16,193	12,810	3,383

Subtotal	73,990	6,356	1,869	(10,309)	365	1,282	73,553	56,737	16,816

Other financial assets measured at amortized cost *2	6,005	2,737	0	(613)	17	72	8,218	618	7,600

Total	¥79,995	¥9,093	¥1,869	¥(10,922)	¥382	¥1,354	¥81,771	¥57,355	¥24,416

	Three months ended December 31, 2021
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,922	¥41	¥0	¥(36)	¥6	¥0	¥5,933	¥5,409	¥524
Overseas	423	9	0	0	0	12	444	444	0
Card loans
Japan	12,423	183	0	(259)	0	0	12,347	11,657	690
Other
Japan	8,944	1,297	0	(1,182)	1	1	9,061	6,394	2,667
Overseas	1,097	(5)	0	(114)	0	41	1,019	883	136
Installment loans to corporate borrowers:
Non-recourse loans
Japan	45	10	0	0	0	0	55	55	0
The Americas	2,928	(378)	0	0	0	67	2,617	2,376	241
Real estate companies
Japan	996	(22)	0	0	8	(1)	981	737	244
Overseas	1,109	(116)	0	0	1	23	1,017	1,017	0
Commercial, industrial companies
Japan	1,735	(48)	0	(22)	37	0	1,702	544	1,158
Overseas	18,673	1,766	0	(603)	117	581	20,534	13,782	6,752
Purchased loans *1	1,702	(135)	117	(139)	101	4	1,650	629	1,021
Net investment in leases:	16,243	229	0	(625)	3	343	16,193	12,810	3,383

Subtotal	72,240	2,831	117	(2,980)	274	1,071	73,553	56,737	16,816

Other financial assets measured at amortized cost *2	7,044	1,150	0	(40)	6	58	8,218	618	7,600

Total	¥79,284	¥3,981	¥117	¥(3,020)	¥280	¥1,129	¥81,771	¥57,355	¥24,416

	March 31, 2022
	Millions of yen
	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥5,211	¥505
Overseas	455	455	0
Card loans
Japan	10,019	9,423	596
Other
Japan	5,204	2,946	2,258
Overseas	1,105	961	144
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	81	0
The Americas	2,691	1,836	855
Real estate companies
Japan	617	490	127
Overseas	735	735	0
Commercial, industrial companies
Japan	1,337	505	832
Overseas	18,296	13,367	4,929
Purchased loans *1	1,575	608	967
Net investment in leases:	16,303	12,480	3,823

Subtotal	64,134	49,098	15,036

Other financial assets measured at amortized cost *2	7,282	562	6,720

Total	¥71,416	¥49,660	¥21,756

	Nine months ended December 31, 2022
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥80	¥0	¥(212)	¥20	¥1	¥5,605	¥5,155	¥450
Overseas	455	(24)	0	0	1	19	451	451	0
Card loans
Japan	10,019	529	0	(404)	6	0	10,150	9,508	642
Other
Japan	5,204	3,361	0	(1,464)	6	0	7,107	4,810	2,297
Overseas	1,105	616	0	(297)	0	(38)	1,386	1,174	212
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	62	0	0	0	0	143	143	0
The Americas	2,691	(1,184)	0	0	0	(17)	1,490	562	928
Real estate companies
Japan	617	(18)	0	0	21	0	620	502	118
Overseas	735	162	0	(20)	0	49	926	926	0
Commercial, industrial companies
Japan	1,337	102	0	(320)	69	0	1,188	388	800
Overseas	18,296	4,587	0	(2,202)	312	1,457	22,450	14,827	7,623
Purchased loans *1	1,575	(266)	4,389	(4,606)	56	8	1,156	553	603
Net investment in leases:	16,303	846	0	(2,040)	27	171	15,307	11,587	3,720

Subtotal	64,134	8,853	4,389	(11,565)	518	1,650	67,979	50,586	17,393

Other financial assets measured at amortized cost *2	7,282	46	0	(6,370)	19	137	1,114	554	560

Total	¥71,416	¥8,899	¥4,389	¥(17,935)	¥537	¥1,787	¥69,093	¥51,140	¥17,953

	Three months ended December 31, 2022
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses :
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,648	¥80	¥0	¥(130)	¥7	¥0	¥5,605	¥5,155	¥450
Overseas	456	(22)	0	0	1	16	451	451	0
Card loans
Japan	9,986	301	0	(139)	2	0	10,150	9,508	642
Other
Japan	6,495	1,209	0	(599)	2	0	7,107	4,810	2,297
Overseas	1,322	330	0	(91)	0	(175)	1,386	1,174	212
Installment loans to corporate borrowers:
Non-recourse loans
Japan	82	61	0	0	0	0	143	143	0
The Americas	1,869	(240)	0	0	0	(139)	1,490	562	928
Real estate companies
Japan	610	3	0	0	8	(1)	620	502	118
Overseas	680	260	0	(6)	0	(8)	926	926	0
Commercial, industrial companies
Japan	1,323	(154)	0	(43)	62	0	1,188	388	800
Overseas	20,039	4,473	0	(377)	2	(1,687)	22,450	14,827	7,623
Purchased loans *1	1,187	(24)	2,294	(2,297)	0	(4)	1,156	553	603
Net investment in leases:	16,240	264	0	(610)	2	(589)	15,307	11,587	3,720

Subtotal	65,937	6,541	2,294	(4,292)	86	(2,587)	67,979	50,586	17,393

Other financial assets measured at amortized cost *2	3,221	(111)	0	(1,803)	4	(197)	1,114	554	560

Total	¥69,158	¥6,430	¥2,294	¥(6,095)	¥90	¥(2,784)	¥69,093	¥51,140	¥17,953

Notes:	1.	Loans held for sale and policy loan receivables of an insurance entity are not scope to allowance for credit losses.
2.
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity
debt securities. And there is no delinquency or on
non-accrual
status on
held-to-maturity
debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables”, and loans to affiliates included in “Investment in affiliates” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥4,670 million and ¥7,707 million during the nine months ended December 31, 2021 and 2022, provisions of ¥2,564 million and ¥6,033 million during the three months ended December 31, 2021 and 2022, respectively. “Allowance for credit losses” on the consolidated balance sheets amounted to ¥69,459 million and ¥68,815 million as of March 31, 2022 and December 31, 2022, respectively. The reconciliation between the above table and the amounts reported on the consolidated financial statements during the nine and three months ended December 31, 2021 and 2022, and as of March 31, 2022 and December 31, 2022 are as follows:

	Millions of yen
	Nine months ended December 31, 2021	Three months ended December 31, 2021	March 31, 2022	Nine months ended December 31, 2022	Three months ended December 31, 2022	December 31, 2022
Net investment in leases	¥901	¥229	¥16,303	¥846	¥264	¥15,307
Installment loans	5,455	2,602	47,831	8,007	6,277	52,672

Subtotal in the above table	6,356	2,831	64,134	8,853	6,541	67,979

Other financial assets measured at amortized cost	2,737	1,150	7,282	46	(111)	1,114

Total in the above table	9,093	3,981	71,416	8,899	6,430	69,093

Off-balance sheet credit exposures *3(a)	(2,897)	(528)	0	(1,199)	(331)	0
Available-for-sale debt securities *3(b)	0	0	0	(5)	0	0
Less: Loans to affiliates *3(c)	(1,526)	(889)	(1,957)	12	(66)	(278)

Amount reported on the consolidated financial statements	¥4,670	¥2,564	¥69,459	¥7,707	¥6,033	¥68,815

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥22,120 million and ¥21,268 million as of March 31, 2022 and December 31, 2022, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥153 million and ¥159

million as of March 31, 2022 and December 31, 2022, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*3(c)
The provision for credit losses on loans to affiliates were a provision of ¥1,526 million and a reversal of ¥12 million during the nine months ended December 31, 2021 and 2022, provision
s
of ¥889 million and ¥66 million during the three months ended December 31, 2021 and 2022, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,957 million and ¥278 million as of March 31, 2022 and December 31, 2022, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.

*4
Included in
Charge-off
in write-offs of purchased loans at acquisition date were ¥1,869 million and ¥4,389 million during the nine months ended December 31, 2021 and 2022, ¥117 million and ¥2,294 million during the three months ended December 31, 2021 and 2022, respectively.

*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

The following table provides information about purchased loans which were acquired for the nine and three months ended December 31, 2021 and 2022:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Purchase price	¥2,629	¥1,954
Allowance for credit losses at acquisition date	1,869	4,389
Discount or premium attributable to other factors	178	228

Par value	¥4,676	¥6,571

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Purchase price	¥1,209	¥14
Allowance for credit losses at acquisition date	117	2,294
Discount or premium attributable to other factors	56	2

Par value	¥1,382	¥2,310

The Company and its subsidiaries estimate an allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets, and recognize the allowance adequately based on management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic and business conditions and expected outlook in future.
The Company and its subsidiaries manage credit risk using various indicators specific to the region, industry, and types of assets, in accordance with the group risk management policy. For credit transactions, the basic group policy is to obtain sufficient collateral and guarantees, and to diversify industries and borrowers, and the Company and its subsidiaries comprehensively evaluate and monitor the financial condition and cash flows of borrowers, underlying collateral and guarantees, and profitability. The Company and its subsidiaries also manage exposure to potentially high-risk markets by establishing appropriate credit limits through portfolio analysis.
Due to the diversity of assets and risk indicators held by the Company and its subsidiaries, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets as indicators that are common across all classes. The category of non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when it is probable that the acquisition cost of purchased loans cannot be collected, while all the other purchased loans are included in the category of performing assets.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.
Loans to consumer borrowers
Loans to consumer borrowers mainly consist of real estate loans and card loans.
The credit quality of real estate loans is affected by the cash flows derived from the property and its collateral value.

The credit quality of card loans is affected by the repayment ability of customers such as customer credit standing or payment history.
The Company and its subsidiaries use these factors to estimate the allowance for credit losses because they are reflected in the probability of default and loss given default in each portfolio.
Loans to corporate borrowers
Loans to corporate borrowers are classified into
non-recourse
loans and loans other than
non-recourse
loans.
The credit quality of
non-recourse
loans for which cash flows from real estate are the source of repayment depends mainly on the real estate collateral value.
Loans other than
non-recourse
loans are classified into either real estate companies or commercial, industrial and other companies, each of which are further divided into Japan and overseas.
The credit quality of real estate companies is affected by mainly Japanese and Americas real estate markets and trends.
The credit quality of commercial, industrial and other companies, which consist of various industries, is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to corporate borrowers is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases
Net investment in leases consists of leases of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leased assets, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default.
In common with portfolio segments, the forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rates, consumer price indices, unemployment rates, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by the government and the Financial Services Agency, the Bank of Japan and third-party information providers as economic indicators. For the impact of the spread of
COVID-19,
the Company and its subsidiaries revise forward-looking scenarios, as necessary, with a quantitative adjustment based on the analysis of impact to the portfolios and the referenced economic indicators.
On the other hand, for periods beyond which the Company and its subsidiaries are able to make or obtain reasonable and supportable forecasts of future economic indicators of the entire life of the financial asset, expected credit losses are estimated for the remaining life mainly using an appropriate reversion approach, mainly immediate reversion to historical credit loss information.
There have been no significant changes during the nine months ended December 31, 2022 to methodologies and economic indicators used to estimate the allowance for Credit Losses.
When
non-performing
financial assets with deteriorated credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based on mainly loss given default. On the other hand, if the non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated.
In the individual assessment the allowance for credit losses is estimated individually based on the present value of expected future cash flows, the observable market price or the fair value of the collateral securing the financial receivables if the financial receivables are collateral-dependent.

The collateral-dependent financial receivables are defined as the finance receivables, which a debtor would be in financial difficulty and the collection significantly depend on the collateral. These financial receivables are mainly non-recourse
loans and purchased loans for which cash flows from underlying real estate is the source of repayment.
For
non-recourse
loans, their collection depends on the real estate collateral value, which may decline as a result of a decrease in liquidity of the real estate market, a rise in vacancy rate of rental properties, a fall in rents and other factors.
For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes in these risks affect the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.
The following table provides information about the origination years of financial assets as of March 31, 2022 and December 31, 2022. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

March 31, 2022
Millions of yen
Portfolio segment	Origination year (years ended March 31)
Class
Credit Quality	2022	2021	2020	2019	2018	Prior	Total
Consumer borrowers:
Performing	¥322,924	¥314,935	¥387,988	¥314,163	¥202,309	¥595,321	¥2,137,640
Non-Performing	8,282	4,595	3,852	2,098	961	11,915	¥31,703

Real estate loans
Performing	302,695	309,893	382,612	311,959	198,974	594,612	¥2,100,745
Non-Performing	26	94	489	380	222	11,474	¥12,685
Other*
Performing	20,229	5,042	5,376	2,204	3,335	709	¥36,895
Non-Performing	8,256	4,501	3,363	1,718	739	441	¥19,018
Corporate borrowers:
Performing	487,433	188,634	283,950	127,128	96,851	111,640	¥1,295,636
Non-Performing	412	3,184	4,138	4,747	14,562	21,000	¥48,043

Non-recourse loans
Japan
Performing	26,991	6,686	24,244	5,256	2,750	8,158	¥74,085
The Americas
Performing	0	5,547	51,467	11,744	7,721	1,397	¥77,876
Non-Performing	0	64	0	1,587	0	1,391	¥3,042
Other than non-recourse loans
Real estate companies in Japan
Performing	102,719	48,420	37,845	28,727	24,481	34,111	¥276,303
Non-Performing	0	245	938	71	0	1,050	¥2,304
Real estate companies in overseas
Performing	24,104	26,751	41,644	2,256	5,478	740	¥100,973
Non-Performing	0	0	0	371	12,790	7,717	¥20,878
Commercial, industrial and other companies in Japan
Performing	75,273	24,808	26,748	13,746	6,457	13,806	¥160,838
Non-Performing	156	457	1,392	124	392	773	¥3,294
Commercial, industrial and other companies in overseas
Performing	258,346	76,422	102,002	65,399	49,964	53,428	¥605,561
Non-Performing	256	2,418	1,808	2,594	1,380	10,069	¥18,525
Purchased loans:
Performing	0	0	24	281	1,072	10,885	¥12,262
Non-Performing	0	0	0	0	0	1,485	¥1,485

Net investment in leases:
Performing	328,428	249,106	190,125	113,190	77,683	80,217	¥1,038,749
Non-Performing	2,608	2,899	3,474	2,787	2,178	5,278	¥19,224

Japan
Performing	119,538	154,757	133,589	91,691	68,087	78,283	¥645,945
Non-Performing	402	605	1,044	1,103	1,247	2,109	¥6,510
Overseas
Performing	208,890	94,349	56,536	21,499	9,596	1,934	¥392,804
Non-Performing	2,206	2,294	2,430	1,684	931	3,169	¥12,714
Other financial assets measured at amortized cost
Performing	14,287	2,220	345	0	817	17,743	¥35,412
Non-Performing	0	0	58	0	1,586	0	¥1,644

Total (excluding revolving repayment card loans)
Performing	¥1,153,072	¥754,895	¥862,432	¥554,762	¥378,732	¥815,806	¥4,519,699
Non-Performing	¥11,302	¥10,678	¥11,522	¥9,632	¥19,287	¥39,678	¥102,099

December 31, 2022
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2023	2022	2021	2020	2019	Prior
Consumer borrowers:
Performing	¥279,069	¥221,429	¥292,158	¥370,859	¥299,267	¥689,108	¥2,151,890
Non-Performing	8,430	5,759	3,474	2,497	1,356	12,630	¥34,146

Real estate loans
Performing	254,879	209,234	289,473	368,900	298,125	686,204	¥2,106,815
Non-Performing	18	90	419	420	300	12,003	¥13,250
Other*
Performing	24,190	12,195	2,685	1,959	1,142	2,904	¥45,075
Non-Performing	8,412	5,669	3,055	2,077	1,056	627	¥20,896
Corporate borrowers:
Performing	331,404	383,034	135,275	189,169	114,673	153,536	¥1,307,091
Non-Performing	251	6,424	3,740	6,853	4,183	29,212	¥50,663

Non-recourse loans
Japan
Performing	51,157	17,997	6,697	22,476	4,449	7,677	¥110,453
The Americas
Performing	1,572	0	5,152	16,551	11,845	1,077	¥36,197
Non-Performing	0	0	0	0	0	3,281	¥3,281
Other than non-recourse loans
Real estate companies in Japan
Performing	88,733	56,046	34,123	28,091	24,014	49,538	¥280,545
Non-Performing	0	231	0	950	67	942	¥2,190
Real estate companies in overseas
Performing	33,435	15,859	8,928	8,232	2,325	1,184	¥69,963
Non-Performing	0	0	736	1,375	1,921	15,593	¥19,625
Commercial, industrial and other companies in Japan
Performing	55,014	40,482	18,375	20,394	9,283	15,739	¥159,287
Non-Performing	125	126	445	408	133	455	¥1,692
Commercial, industrial and other companies in overseas
Performing	101,493	252,650	62,000	93,425	62,757	78,321	¥650,646
Non-Performing	126	6,067	2,559	4,120	2,062	8,941	¥23,875
Purchased loans:
Performing	0	399	0	22	411	11,431	¥12,263
Non-Performing	0	0	0	0	0	1,019	¥1,019

Net investment in leases:
Performing	344,973	291,705	158,474	119,810	63,666	85,668	¥1,064,296
Non-Performing	2,369	3,381	2,163	2,254	1,747	5,601	¥17,515

Japan
Performing	150,756	148,036	109,244	90,976	53,106	81,867	¥633,985
Non-Performing	106	513	655	817	794	2,247	¥5,132
Overseas
Performing	194,217	143,669	49,230	28,834	10,560	3,801	¥430,311
Non-Performing	2,263	2,868	1,508	1,437	953	3,354	¥12,383
Other financial assets measured at amortized cost
Performing	2,361	0	2,090	282	0	32,182	¥36,915
Non-Performing	0	0	0	0	0	917	¥917

Total (excluding revolving repayment card loans)
Performing	¥957,807	¥896,567	¥587,997	¥680,142	¥478,017	¥971,925	¥4,572,455
Non-Performing	11,050	15,564	9,377	11,604	7,286	49,379	¥104,260

Note: Loans held for sale and policy loan receivables of an insurance entity are not included in the table above.

*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities”.

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2022 and December 31, 2022 are as follows:

	March 31, 2022
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥169,601	¥0	¥169,601	¥4,519,699	¥4,689,300

Non-Performing	671	3,415	4,086	102,099	¥106,185

	December 31, 2022
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥165,590	¥0	¥165,590	¥4,572,455	¥4,738,045

Non-Performing	1,347	3,528	4,875	104,260	¥109,135

Of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans and card loans, among others, which are not restructured) and net investment in leases as the 90 days or more past-due
financing receivables not individually evaluated, and consider all others as the loans individually evaluated. After the Company and its subsidiaries have set aside a provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.
The following table provides information about the
past-due
financial assets as of March 31, 2022 and December 31, 2022:

	March 31, 2022
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,183	¥5,637	¥9,820	¥2,343,030
	Real estate loans	1,473	2,262	3,735	2,113,430
	Card loans	371	503	874	173,687
	Other	2,339	2,872	5,211	55,913
Corporate borrowers		20,840	31,935	52,775	1,343,679
Non-recourse loans	Japan	0	0	0	74,085
	The Americas	514	3,042	3,556	80,918
Other than Non-recourse loans	Real estate companies in Japan	578	350	928	278,607
	Real estate companies in overseas	16,113	20,879	36,992	121,851
	Commercial, industrial and other companies in Japan	1,243	1,268	2,511	164,132
	Commercial, industrial and other companies in overseas	2,392	6,396	8,788	624,086
Net investment in leases		9,322	17,746	27,068	1,057,973
	Japan	2,252	5,782	8,034	652,455
	Overseas	7,070	11,964	19,034	405,518

Total		¥34,345	¥55,318	¥89,663	¥4,744,682

	December 31, 2022
		Millions of yen
		Past-due financing assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,704	¥8,770	¥12,474	¥2,356,501
	Real estate loans	1,135	2,229	3,364	2,120,065
	Card loans	490	1,158	1,648	170,465
	Other	2,079	5,383	7,462	65,971
Corporate borrowers		7,193	27,554	34,747	1,357,754
Non-recourse loans	Japan	0	0	0	110,453
	The Americas	0	1,484	1,484	39,478
Other than Non-recourse loans	Real estate companies in Japan	181	283	464	282,735
	Real estate companies in overseas	0	19,625	19,625	89,588
	Commercial, industrial and other companies in Japan	1,428	1,348	2,776	160,979
	Commercial, industrial and other companies in overseas	5,584	4,814	10,398	674,521
Net investment in leases		12,634	16,018	28,652	1,081,811
	Japan	2,182	4,547	6,729	639,117
	Overseas	10,452	11,471	21,923	442,694

Total		¥23,531	¥52,342	¥75,873	¥4,796,066

Note: Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financial assets as past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principals and interests are not
past-due
30 days or more in accordance with the modified terms.
The following table provides information about
non-accrual
of financial assets as of March 31, 2022 and December 31, 2022:

		March 31, 2022
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,976	¥1,824	¥193	¥21
	Overseas	570	475	0	129
Card loans	Japan	1,115	503	35	0
Other
	Japan	5,970	2,391	208	0
	Overseas	691	519	0	39
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	10,148	8,787	0	0
Real estate companies
	Japan	778	351	51	61
	Overseas	14,505	20,879	0	0
Commercial, industrial companies and other
	Japan	1,993	1,267	91	28
	Overseas	26,396	18,634	112	4,018
Net investment in leases		17,166	17,771	0	0

Total		¥81,308	¥73,401	¥690	¥4,296

		December 31, 2022
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,824	¥1,728	¥175	¥218
	Overseas	475	568	0	0
Card loans	Japan	503	1,160	22	0
Other
	Japan	2,391	4,778	134	11
	Overseas	519	639	0	0
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	8,787	3,281	0	0
Real estate companies
	Japan	351	283	39	15
	Overseas	20,879	19,625	0	0
Commercial, industrial companies and other
	Japan	1,267	1,348	50	67
	Overseas	18,634	24,741	0	2,959
Net investment in leases		17,771	17,301	0	0

Total		¥73,401	¥75,452	¥420	¥3,270

The Company and its subsidiaries suspend accruing interest on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that are considered relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during the nine and three months ended December 31, 2021 and 2022:

Nine months ended December 31, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥6,980	¥4,796
	Real estate loans	14	6
	Card loans	1,108	844
	Other	5,858	3,946
Corporate borrowers		5,134	5,000
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	5,134	5,000

Total		¥12,114	¥9,796

Nine months ended December 31, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥5,785	¥4,579
	Real estate loans	9	4
	Card loans	1,079	936
	Other	4,697	3,639
Corporate borrowers		8,444	8,442
Other than Non-recourse loans	Real estate companies in Japan	231	230
	Commercial, industrial and other companies in overseas	8,213	8,212

Total		¥14,229	¥13,021

Three months ended December 31, 2021
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥2,933	¥1,735
	Real estate loans	10	5
	Card loans	417	316
	Other	2,506	1,414
Corporate borrowers		138	134
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	138	134

Total		¥3,071	¥1,869

Three months ended December 31, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,806	¥1,404
	Real estate loans	4	1
	Card loans	366	317
	Other	1,436	1,086
Corporate borrowers		231	230
Other than Non-recourse loans	Real estate companies in Japan	231	230

Total		¥2,037	¥1,634

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of the investment as possible in troubled debt restructurings. For the debtors of all financing receivables, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, for the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries also offer concessions such as a reduction of the loan principal or a temporary reduction in the interest payments. Furthermore, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for allowance for credit losses. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional allowance for credit losses for the restructured receivables.
For the nine months ended December 31, 2021 and 2022, while there are financial assets for which the payments were deferred other than those in the troubled debt restructuring stated above due to the spread of
COVID-19,
the payment deferrals, which are determined not to meet the definition of a troubled debt restructuring are not included in the troubled debt restructuring stated the above.
The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2021 and for which there was a payment default during the nine and three months ended December 31, 2021:

Nine months ended December 31, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥673
	Real estate loans	4
	Card loans	6
	Other	663

Total		¥673

Three months ended December 31, 2021
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥196
	Real estate loans	4
	Card loans	3
	Other	189

Total		¥196

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from December 31, 2022 and for which there was a payment default during the nine and three months ended December 31, 2022:

Nine months ended December 31, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥518
	Card loans	5
	Other	513
Corporate borrowers		1,671
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1,671

Total		¥2,189

Three months ended December 31, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥195
	Card loans	4
	Other	191

Total		¥195

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted financing receivables.
As of March 31, 2022 and December 31, 2022, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer real estate loans collateralized by residential real estate property that are in the process of foreclosure were ¥162 million and ¥130 million as of March 31, 2022 and December 31, 2022, respectively.